Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders Equity
Schedule of major assumptions used in the Monte Carlo Model
	April 22, 2024	December 31, 2024	December 31, 2025
Risk-free interest rate	5.39%	4.8%	3.55-3.68%
Expected life	5.5 year	4.8 year	3.8-4.6year
Share price	$25.6	$8.4	$1.0
Volatility	132%	157%	157-145%

Schedule of warrants activity
	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2022	669	1,439.20	2.79
Granted	-	-	-
Forfeited	(38)	-	-
Balance of warrants outstanding as of December 31, 2023	631	480.00	1.90
Granted	1,192,727
Exercised	(721,500)
Balance of warrants outstanding as of December 31, 2024	471,858	7.04	4.83
Granted	21,752,409	-	-
Exercised	(56,408)	-	-
Forfeited	(474)	-	-
Effect of reverse split and adjustments	2,875,412	-	-
Balance of warrants outstanding as of December 31, 2025	25,042,797	1.92	2.95